INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of inventories

	December 25,	June 26,
	2021	2021
Raw Materials	$361	$670
Work-in-Process	2,345	5,174
Finished Goods	18,029	14,249

Total Inventory	$20,735	$20,093

Medmen Enterprises Inc. [Member]
Schedule of inventories

	2021	2020

Raw Materials	$669,861	$1,885,845
Work-in-Process	5,174,359	5,064,201
Finished Goods	14,248,798	13,726,207

Total Inventory	$20,093,018	$20,676,253